Segment and Geographical Information - Summary of Revenue from Customers for Major Service Category (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of major customers [line items]
Revenues	$ 437,885	$ 287,643
Revenue percentage	100.00%	100.00%
Consulting and support services - time and materials arrangements
Disclosure of major customers [line items]
Revenues	$ 382,143	$ 254,155
Revenue percentage	87.30%	88.30%
Consulting and support services - fixed-fee arrangements
Disclosure of major customers [line items]
Revenues	$ 45,539	$ 24,099
Revenue percentage	10.40%	8.40%
Other revenue
Disclosure of major customers [line items]
Revenues	$ 10,203	$ 9,389
Revenue percentage	2.30%	3.30%